Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue (Note 26)	$ 784,495	$ 816,828
Production costs (Note 21)	(515,636)	(500,670)
Depreciation and amortization (Note 11)	(147,289)	(122,888)
Royalties	(20,673)	(24,510)
Cost of sales	(683,598)	(648,068)
Mine operating earnings	100,897	168,760
General and administrative	(22,649)	(21,397)
Exploration and project development	(11,138)	(19,755)
Foreign exchange (losses) gains	(9,326)	1,823
Impairment (charges) reversals (Note 12)	(27,789)
Impairment (charges) reversals (Note 12)	(27,789)	61,554
Gains on commodity and foreign currency contracts (Note 8)	4,930	606
Gains on sale of mineral properties, plant and equipment (Note 11)	7,973	191
Share of income from associate and dilution gain (Note 13)	13,679	2,052
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	(10,229)	0
Other expense	(3,659)	(5,505)
Earnings from operations	42,689	188,329
(Loss) gain on derivatives (Note 8)	(1,078)	64
investment (loss) income	(284)	1,277
Interest and finance expense (Note 23)	(8,139)	(7,185)
Earnings before income taxes	33,188	182,485
Income tax expense (Note 28)	(21,147)	(59,034)
Net earnings for the year	12,041	123,451
Equity holders of the Company	10,294	120,991
Non-controlling interests	$ 1,747	$ 2,460
Basic earnings per share (in USD per share)	$ 0.07	$ 0.79
Diluted earnings per share (in USD per share)	$ 0.07	$ 0.79
Weighted average shares outstanding (in 000’s) Basic (shares)	153,315	153,070
Weighted average shares outstanding (in 000’s) Diluted (shares)	153,522	153,353